Note 21 - Changes in Equity - Calculation of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income attributable to equity holders of Ambev		R$ 11,024.7	R$ 7,332.0	R$ 12,546.6
Issued shares at December 31, net of treasury shares (i) (in shares)	[1]	15,718.1	15,705.8	15,696.6
Basic earnings per share – common - R$ (in BRL per share)	[2]	R$ 0.7014	R$ 0.4668	R$ 0.7993
Weighted average numbers of shares (diluted) (in shares)		15,856.2	15,838.1	15,823.1
Diluted earnings per share – common - R$ (in BRL per share)	[2]	R$ 0.6953	R$ 0.4629	R$ 0.7929

[1]	Not considered treasury shares.
[2]	Expressed in Brazilian Reais.